As filed with the Securities and Exchange Commission on December 9, 2019
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,653	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,657	☒

VANECK VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number
Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates solely to the following series of the Registrant: VanEck Vectors® Energy Income ETF.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of December 2019.
VANECK VECTORS ETF TRUST
By:    /s/ Jonathan R. Simon
Name: Jonathan R. Simon
Title:     Senior Vice President, Secretary and     Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*__________ David H. Chow	Trustee	December 9, 2019
/s/ Laurie A. Hesslein*________	Trustee	December 9, 2019
Laurie A. Hesslein
/s/ R. Alastair Short*_________ R. Alastair Short*	Trustee	December 9, 2019

/s/ Peter J. Sidebottom*_______ Peter J. Sidebottom	Trustee	December 9, 2019

/s/ Richard D. Stamberger*____ Richard D. Stamberger	Trustee	December 9, 2019

/s/ Jan F. Van Eck*__________ Jan F. van Eck	President, Chief Executive Officer and Trustee	December 9, 2019

/s/ John J. Crimmins*________ John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	December 9, 2019

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
December 9, 2019

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase